CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (21,718,417)	$ (9,405,081)	$ (60,054,620)
Net income (loss) from discontinued operation	7,389,310	(282,027)	(8,561,804)
(Loss)/ income from continuing operations	(29,107,727)	(9,123,054)	(51,492,816)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation of property, plant and equipment	260,883	185,083	241,265
Amortization of intangible assets	159,579	169,149	1,557,016
Impairment of goodwill		3,681	14,537
Impairment of intangible assets	1,075,997		14,632,931
Impairment of Property, plant and equipment	17,308	29,716
Impairment of inventory	12,600,000
Interest expenses related to convertible note	146,322	100,314
Share-based payments	3,659,080	4,043,550
Issuance of common stock to pay for goods	42,420,000
Provision for doubtful accounts	10,246,270	(1,060,782)	(29,661,273)
Deferred income taxes			119,127
Changes in operating assets and liabilities:
Accounts receivable	(14,915,499)	4,762,503	9,091,390
Accounts receivables related party			1,906,101
Other receivables	(1,208,861)	385,779	24,850,497
Inventories	(17,545,153)	116,115	(41,460)
Prepayments	41,367	(773,671)	14,189,940
Operating lease assets	22,102	276	(13,025)
Accounts payable	(6,260)	(21,891)	134,526
Other payables and accrued liabilities	(4,986,175)	92,607	5,179,130
Customer deposits	(16,609)	12,549	5,532
Taxes payable	(35,756)	(395,191)	(5,337,785)
Net cash (used in) generated from operating activities - continued operation	(9,773,132)	(1,473,267)	(14,624,367)
Net cash (used in) generated from operating activities - discontinued operation	7,661,561	281,780	(5,488,297)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment		(3,429)	(140,962)
Proceeds from disposal of equipment		9,760	52,799
Purchase of intangible assets			(16,385,451)
Proceeds from disposal of intangible assets			12,985,106
Disposal of a subsidiary	(15,380)		(866,075)
Acquisition of subsidiaries, net of cash received		5	(162,326)
Net cash from investing activities – continued operation	(15,380)	6,336	(4,516,909)
Net cash from investing activities – discontinued operation	0	0	(1,952)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of new shares	2,998,397	88,592	12,830,780
Gross proceeds from issuance of convertible note		1,550,000
Repayment of convertible note	(449,999)		(739,189)
Proceeds (Repayment) from other payables - related party		905,171	6,406
(Repayment) from loan payables - related party	(102,464)		(14,117)
Change in restricted cash	(1,587)	(1,129)
Repayments of short-term loans - banks	(138,393)		(4,663,292)
Net cash generated from financing activities – continued operation	2,305,954	2,542,634	7,420,588
Net cash generated from financing activities – discontinued operation	(52,322)	(11,960)	154,260
EFFECT OF EXCHANGE RATES ON CASH	210,505	(1,319,437)	1,439,535
NET CHANGES IN CASH AND CASH EQUIVALENTS	337,186	26,086	(15,617,142)
CASH AND CASH EQUIVALENTS, beginning of year	70,402	50,449	15,752,704
CASH AND CASH EQUIVALENTS, end of year	407,588	76,535	135,562
Less: cash and cash equivalents from the discontinued operations, end of year		(7,262)	(85,113)
CASH AND CASH EQUIVALENT, FROM THE CONTINUING OPERATIONS, end of year	407,588	69,273	50,449
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash and cash equivalents	407,588	76,535	135,562
CASH AND CASH EQUIVALENTS, end of year	407,588	76,535	135,562
Provision for doubtful trade receivables	(8,929,110)	(1,035,345)	(6,037,274)
Provision for doubtful other receivables	(1,207,145)	(22,869)	(13,484,319)
Reversal for doubtful prepayments	(110,014)	4,925	(10,166,240)
Allowance for inventory		(7,492)	26,561
(Reversal)/Provision for doubtful accounts	(10,246,269)	(1,060,781)	(29,661,272)
Cash paid for income tax	6,081	1,097,888	1,529,850
Cash paid for interest	222,057	133,882	229,985
SUPPLEMENTAL NON-CASH INVESTING INFORMATION:
Additional of operating lease, right-of-use asset	2,353,083	40,596	118,272
SUPPLEMENTAL NON-CASH FINANCING INFORMATION:
Operating lease liabilities	$ 235,470	$ 11,261	$ 57,645